Commitments And Contingent Liabilities (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loss Contingencies [Line Items]
Royalties expenses	$ 7,811	$ 7,362	$ 5,496
Outstanding buy-back obligations	1,206
Lease expenses	$ 37,169	35,099	$ 17,074
Lease agreement period, in years	15 years
Expected lease fee per annum	$ 3,000
Guarantees issued by banks to secure certain advances from customers and performance bonds	1,211,400
Amount guaranteed in respect of credit lines granted by banks	6,274	6,780
Purchase commitments	$ 1,292,000	$ 1,263,000
Maximum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	5.00%
Maximum amount of royalties paid, percentage	150.00%
Minimum
Loss Contingencies [Line Items]
Percentage of total sales of products developed within framework of research and development activity program	2.00%
Maximum amount of royalties paid, percentage	100.00%